UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Dinakar Singh           New York, New York      November 14, 2008
       ---------------------  ----------------------------  -----------------
            [Signature]                  [Place]                  [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:              0
                                               -------------

Form 13F Information Table Entry Total:         27
                                               -------------

Form 13F Information Table Value Total:         4,594,568
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                           FORM 13F INFORMATION TABLE
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

                                                             VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS    CUSIP      (X$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                               SHS       H0023R105    366,677   6,774,000 SH         SOLE              6,774,000     0     0
ATLAS PIPELINE HOLDINGS LP       COM UNITS LP   04939R108        884      36,666 SH         SOLE                 36,666     0     0
ATLAS PIPELINE PARTNERS LP       UNIT L P INT   049392103      3,250     127,500 SH         SOLE                127,500     0     0
BOEING CO                             COM       097023105    464,306   8,096,008 SH         SOLE              8,096,008     0     0
CELANESE CORP DEL                  COM SER A    150870103     92,567   3,316,620 SH         SOLE              3,316,620     0     0
COMMERCIAL METALS CO                  COM       201723103    116,948   6,924,100 SH         SOLE              6,924,100     0     0
COMMUNITY HEALTH SYS INC NEW          COM       203668108    146,092   4,984,383 SH         SOLE              4,984,383     0     0
CONSOL ENERGY INC                     COM       20854P109     22,945     500,000 SH  CALL   SOLE                500,000     0     0
CVS CAREMARK CORPORATION              COM       126650100     18,850     560,000 SH         SOLE                560,000     0     0
DESARROLLADORA HOMEX S A DE      SPONSORED ADR  25030W100     32,847     742,800 SH         SOLE                742,800     0     0
ENERGY TRANSFER PRTNRS L P      UNIT LTD PARTN  29273R109     18,415     500,000 SH         SOLE                500,000     0     0
HORSEHEAD HLDG CORP                   COM       440694305     14,628   2,479,400 SH         SOLE              2,479,400     0     0
KROGER CO                             COM       501044101     20,610     750,000 SH         SOLE                750,000     0     0
LORILLARD INC                         COM       544147101    378,610   5,321,289 SH         SOLE              5,321,289     0     0
MICROSOFT CORP                        COM       594918104    230,217   8,625,600 SH         SOLE              8,625,600     0     0
MOBILE TELESYSTEMS OJSC          SPONSORED ADR  607409109     18,808     335,800 SH         SOLE                335,800     0     0
NATIONAL CITY CORP                    COM       635405103    141,733  80,990,300 SH         SOLE             80,990,300     0     0
PARTNERRE LTD                         COM       G6852T105    144,354   2,120,046 SH         SOLE              2,120,046     0     0
PRECISION CASTPARTS CORP              COM       740189105    140,875   1,788,214 SH         SOLE              1,788,214     0     0
PRUDENTIAL FINL INC                   COM       744320102    529,927   7,360,097 SH         SOLE              7,360,097     0     0
RELIANCE STEEL & ALUMINUM CO          COM       759509102    113,383   2,986,115 SH         SOLE              2,986,115     0     0
STEEL DYNAMICS INC                    COM       858119100    140,044   8,194,500 SH         SOLE              8,194,500     0     0
STERLITE INDS INDIA LTD               ADS       859737207    168,847  18,739,962 SH         SOLE             18,739,962     0     0
TC PIPELINES LP                 UT COM LTD PRT  87233Q108     10,829     350,000 SH         SOLE                350,000     0     0
TEVA PHARMACEUTICAL INDS LTD          ADR       881624209    220,311   4,811,340 SH         SOLE              4,811,340     0     0
TRAVELERS COMPANIES INC               COM       89417E109    914,948  20,242,211 SH         SOLE             20,242,211     0     0
XL CAP LTD                           CL A       G98255105    122,663   6,837,424 SH         SOLE              6,837,424     0     0


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